DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 ESG ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 7.2%
Alphabet, Inc., Class A
273,429 46,195,830
Alphabet, Inc., Class C
224,531 38,280,290
AT&T, Inc.
333,739 7,729,395
Comcast Corp., Class A
181,121 7,822,616
Electronic Arts, Inc.
11,212 1,835,068
Interpublic Group of Cos., Inc.
18,985 584,928
News Corp., Class A
18,554 544,560
News Corp., Class B
5,692 182,656
Omnicom Group, Inc.
9,144 958,474
Paramount Global, Class B
27,918 302,911
Take-Two Interactive Software,
Inc. *
7,573 1,426,602
T-Mobile US, Inc.
22,796 5,629,244
Walt Disney Co.
84,277 9,900,019
(Cost $106,221,686)
121,392,593
Consumer Discretionary
— 8.3%
Aptiv PLC *
12,315 683,852
Best Buy Co., Inc.
8,937 804,330
BorgWarner, Inc.
11,128 381,913
Caesars Entertainment, Inc. *
9,734 374,662
CarMax, Inc. *
7,196 604,248
Carnival Corp. *
46,089 1,172,043
Chipotle Mexican Grill, Inc. *
63,524 3,907,997
D.R. Horton, Inc.
13,471 2,273,635
Deckers Outdoor Corp. *
7,182 1,407,385
eBay, Inc.
22,812 1,443,771
Expedia Group, Inc. *
6,045 1,116,028
General Motors Co.
51,956 2,888,234
Genuine Parts Co.
6,360 806,003
Hasbro, Inc.
6,017 392,008
Hilton Worldwide Holdings, Inc.
11,612 2,942,945
Home Depot, Inc.
46,428 19,923,648
Las Vegas Sands Corp.
16,406 870,502
LKQ Corp.
12,084 474,780
Lowe's Cos., Inc.
26,497 7,218,578
Lululemon Athletica, Inc. *
5,356 1,717,455
Marriott International, Inc.,
Class A
10,913 3,154,839
McDonald's Corp.
33,616 9,950,672
MGM Resorts International *
10,537 403,989
Mohawk Industries, Inc. *
2,871 398,581
NIKE, Inc., Class B
56,133 4,421,596
Norwegian Cruise Line Holdings
Ltd. *
19,397 521,585
Pool Corp.
1,775 669,335
PulteGroup, Inc.
9,729 1,316,042
Ralph Lauren Corp.
1,911 442,205
Ross Stores, Inc.
15,451 2,392,896
Number
of Shares Value $
Royal Caribbean Cruises Ltd.
11,014 2,688,077
Starbucks Corp.
52,755 5,405,277
Tapestry, Inc.
10,381 646,529
Tesla, Inc. *
129,613 44,737,223
TJX Cos., Inc.
52,711 6,625,246
Tractor Supply Co.
5,092 1,444,448
Ulta Beauty, Inc. *
2,285 883,472
Wynn Resorts Ltd.
4,221 398,378
Yum! Brands, Inc.
13,411 1,863,324
(Cost $107,376,513)
139,767,731
Consumer Staples — 6.4%
Archer-Daniels-Midland Co.
22,702 1,239,529
Coca-Cola Co.
180,575 11,571,246
Colgate-Palmolive Co.
37,935 3,665,659
Conagra Brands, Inc.
21,297 586,732
Costco Wholesale Corp.
20,740 20,156,791
Estee Lauder Cos., Inc., Class A
10,673 769,737
General Mills, Inc.
25,891 1,715,538
Hershey Co.
6,868 1,209,661
Hormel Foods Corp.
13,382 433,978
J M Smucker Co.
5,127 603,909
Kellanova
12,207 992,307
Keurig Dr Pepper, Inc.
53,202 1,737,045
Kraft Heinz Co.
41,129 1,314,894
Kroger Co.
31,451 1,921,027
Lamb Weston Holdings, Inc.
6,565 507,081
McCormick & Co., Inc.
12,667 993,219
Molson Coors Beverage Co.,
Class B
8,158 506,286
Mondelez International, Inc.,
Class A
62,099 4,033,330
PepsiCo, Inc.
64,111 10,478,943
Procter & Gamble Co.
110,040 19,725,770
Sysco Corp.
22,944 1,769,212
Target Corp.
21,380 2,828,788
The Campbell's Company
9,244 427,073
Tyson Foods, Inc., Class A
13,688 882,876
Walgreens Boots Alliance, Inc.
34,327 309,630
Walmart, Inc.
202,969 18,774,633
(Cost $99,032,982)
109,154,894
Energy — 4.1%
Baker Hughes Co.
46,488 2,043,148
Chevron Corp.
79,776 12,918,128
Devon Energy Corp.
29,266 1,110,645
Diamondback Energy, Inc.
8,694 1,543,967
EQT Corp.
27,628 1,255,416
Exxon Mobil Corp.
207,867 24,519,991
Halliburton Co.
40,890 1,302,755
Hess Corp.
12,769 1,879,341
Kinder Morgan, Inc.
91,587 2,589,164
Marathon Petroleum Corp.
15,544 2,427,196

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Occidental Petroleum Corp.
31,525 1,594,535
ONEOK, Inc.
27,401 3,112,754
Phillips 66
19,493 2,611,672
Schlumberger NV
65,929 2,896,920
Targa Resources Corp.
10,277 2,099,591
Valero Energy Corp.
14,872 2,068,398
Williams Cos., Inc.
56,290 3,294,091
(Cost $63,405,325)
69,267,712
Financials — 15.0%
Aflac, Inc.
23,444 2,672,616
Allstate Corp.
12,296 2,550,067
American Express Co.
26,468 8,064,270
American International Group,
Inc.
30,855 2,372,132
Ameriprise Financial, Inc.
4,522 2,595,492
Aon PLC, Class A
10,025 3,925,189
Arch Capital Group Ltd.
17,442 1,756,758
Arthur J Gallagher & Co.
10,247 3,199,523
Assurant, Inc.
2,412 547,765
Bank of America Corp.
316,177 15,021,569
Bank of New York Mellon Corp.
34,785 2,847,848
Blackrock, Inc.
6,566 6,715,705
Capital One Financial Corp.
17,774 3,412,786
Cboe Global Markets, Inc.
4,867 1,050,542
Charles Schwab Corp.
69,568 5,757,448
Chubb Ltd.
17,463 5,042,092
Citigroup, Inc.
89,163 6,318,982
Citizens Financial Group, Inc.
20,648 993,995
CME Group, Inc.
16,626 3,956,988
Corpay, Inc. *
3,267 1,245,315
Discover Financial Services
11,638 2,123,120
Everest Group Ltd.
2,008 778,220
FactSet Research Systems, Inc.
1,784 875,355
Fidelity National Information
Services, Inc.
25,395 2,166,194
Fifth Third Bancorp
32,125 1,543,928
Fiserv, Inc. *
26,825 5,927,252
Franklin Resources, Inc.
14,147 321,986
Global Payments, Inc.
11,877 1,412,888
Globe Life, Inc.
4,134 459,866
Goldman Sachs Group, Inc.
14,817 9,017,182
Hartford Financial Services
Group, Inc.
13,571 1,673,440
Huntington Bancshares, Inc.
69,301 1,248,111
Intercontinental Exchange, Inc.
26,691 4,296,183
Invesco Ltd.
20,441 369,778
Jack Henry & Associates, Inc.
3,265 575,228
JPMorgan Chase & Co.
133,011 33,215,507
KeyCorp
44,425 865,399
M&T Bank Corp.
7,766 1,708,442
MarketAxess Holdings, Inc.
1,913 494,874
Marsh & McLennan Cos., Inc.
22,820 5,322,309
Number
of Shares Value $
Mastercard, Inc., Class A
38,608 20,575,748
MetLife, Inc.
27,295 2,408,238
Moody's Corp.
7,364 3,681,853
Morgan Stanley
58,405 7,686,682
MSCI, Inc.
3,642 2,220,272
Nasdaq, Inc.
19,242 1,596,894
Northern Trust Corp.
9,320 1,036,011
PayPal Holdings, Inc. *
47,505 4,122,009
PNC Financial Services Group,
Inc.
18,445 3,960,510
Principal Financial Group, Inc.
9,781 851,827
Prudential Financial, Inc.
16,559 2,142,900
Raymond James Financial, Inc.
8,586 1,453,438
Regions Financial Corp.
42,451 1,157,214
S&P Global, Inc.
15,018 7,847,055
State Street Corp.
14,029 1,381,997
Synchrony Financial
18,398 1,242,233
T. Rowe Price Group, Inc.
10,280 1,273,075
Travelers Cos., Inc.
10,538 2,803,530
Truist Financial Corp.
62,075 2,959,736
US Bancorp
72,483 3,862,619
Visa, Inc., Class A
78,082 24,602,077
Willis Towers Watson PLC
4,775 1,537,550
(Cost $194,601,626)
254,845,812
Health Care — 10.7%
Abbott Laboratories
81,584 9,689,732
AbbVie, Inc.
82,643 15,117,884
Agilent Technologies, Inc.
13,880 1,915,024
Amgen, Inc.
25,016 7,076,276
Baxter International, Inc.
24,228 816,726
Becton Dickinson & Co.
13,662 3,031,598
Biogen, Inc. *
6,872 1,103,849
Boston Scientific Corp. *
69,265 6,279,565
Bristol-Myers Squibb Co.
95,084 5,630,874
Cardinal Health, Inc.
11,253 1,375,567
Cencora, Inc.
8,128 2,044,598
Centene Corp. *
24,643 1,478,580
Charles River Laboratories
International, Inc. *
2,380 473,763
Cigna Group
12,983 4,385,657
CVS Health Corp.
58,966 3,529,115
Danaher Corp.
29,928 7,173,442
DaVita, Inc. *
2,123 352,779
Edwards Lifesciences Corp. *
28,009 1,998,442
Elevance Health, Inc.
10,928 4,447,259
Eli Lilly & Co.
36,858 29,315,010
Gilead Sciences, Inc.
57,596 5,332,238
Hologic, Inc. *
10,633 845,323
Humana, Inc.
5,592 1,657,357
IDEXX Laboratories, Inc. *
3,787 1,597,167
Incyte Corp. *
7,347 548,013

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Medtronic PLC
59,849 5,179,332
Merck & Co., Inc.
117,887 11,982,035
Mettler-Toledo International,
Inc. *
1,004 1,256,205
Moderna, Inc. *
16,037 690,553
Quest Diagnostics, Inc.
5,065 823,873
Regeneron Pharmaceuticals,
Inc. *
4,946 3,710,588
ResMed, Inc.
6,736 1,677,399
Revvity, Inc.
5,523 641,441
Stryker Corp.
16,021 6,282,635
Teleflex, Inc.
2,057 396,692
UnitedHealth Group, Inc.
43,139 26,323,418
Waters Corp. *
2,690 1,034,897
Zimmer Biomet Holdings, Inc.
9,475 1,062,148
Zoetis, Inc.
21,131 3,703,208
(Cost $167,643,533)
181,980,262
Industrials — 8.0%
Allegion PLC
3,834 539,981
AMETEK, Inc.
11,281 2,192,801
Automatic Data Processing, Inc.
18,896 5,799,749
Axon Enterprise, Inc. *
3,310 2,141,438
Broadridge Financial Solutions,
Inc.
5,439 1,283,713
C.H. Robinson Worldwide, Inc.
5,445 574,883
Carrier Global Corp.
39,079 3,023,542
Caterpillar, Inc.
22,750 9,239,003
Cintas Corp.
16,353 3,692,344
CSX Corp.
90,957 3,324,478
Cummins, Inc.
6,370 2,389,005
Dayforce, Inc. *
6,855 548,331
Deere & Co.
11,858 5,524,642
Delta Air Lines, Inc.
30,251 1,930,619
Dover Corp.
6,402 1,318,172
Eaton Corp. PLC
18,497 6,944,144
Emerson Electric Co.
27,077 3,590,410
Fortive Corp.
16,365 1,298,235
GE Aerospace
50,409 9,182,503
Hubbell, Inc.
2,470 1,136,422
IDEX Corp.
3,592 828,423
Illinois Tool Works, Inc.
12,429 3,449,296
Ingersoll Rand, Inc.
18,721 1,950,167
JB Hunt Transport Services, Inc.
3,666 693,277
Johnson Controls International
PLC
31,276 2,622,805
Masco Corp.
9,948 801,411
Norfolk Southern Corp.
10,636 2,933,941
Otis Worldwide Corp.
18,372 1,891,949
PACCAR, Inc.
24,415 2,856,555
Parker-Hannifin Corp.
5,990 4,210,371
Paychex, Inc.
15,498 2,266,893
Pentair PLC
7,750 844,673
Number
of Shares Value $
Quanta Services, Inc.
6,840 2,356,517
Republic Services, Inc.
9,627 2,101,574
Rockwell Automation, Inc.
5,311 1,567,489
Stanley Black & Decker, Inc.
7,247 648,244
Trane Technologies PLC
10,484 4,363,651
Uber Technologies, Inc. *
98,427 7,082,807
Union Pacific Corp.
28,599 6,997,031
United Parcel Service, Inc.,
Class B
34,024 4,617,737
United Rentals, Inc.
3,096 2,681,136
Verisk Analytics, Inc.
6,587 1,937,961
W.W. Grainger, Inc.
2,048 2,468,536
Waste Management, Inc.
16,988 3,877,001
Westinghouse Air Brake
Technologies Corp.
8,439 1,693,032
Xylem, Inc.
11,571 1,466,624
(Cost $102,906,338)
134,883,516
Information Technology
— 34.0%
Accenture PLC, Class A
29,359 10,638,821
Adobe, Inc. *
20,652 10,654,986
Advanced Micro Devices, Inc. *
75,658 10,378,386
Akamai Technologies, Inc. *
7,406 696,312
Apple, Inc.
710,076 168,522,337
Applied Materials, Inc.
38,805 6,779,622
Autodesk, Inc. *
10,181 2,971,834
Cisco Systems, Inc.
188,551 11,164,105
Hewlett Packard Enterprise Co.
59,709 1,267,025
HP, Inc.
45,624 1,616,458
Intel Corp.
199,200 4,790,760
KLA Corp.
6,242 4,038,761
Lam Research Corp.
60,992 4,506,089
Micron Technology, Inc.
51,655 5,059,607
Microsoft Corp.
347,152 147,004,986
NVIDIA Corp.
1,148,846 158,827,960
ON Semiconductor Corp. *
19,856 1,412,159
QUALCOMM, Inc.
52,148 8,267,022
Salesforce, Inc.
45,137 14,894,759
TE Connectivity PLC
14,060 2,124,747
Western Digital Corp. *
14,856 1,084,339
(Cost $416,547,361)
576,701,075
Materials — 2.3%
Air Products and Chemicals, Inc.
10,425 3,485,390
Albemarle Corp.
5,531 595,689
Amcor PLC
67,301 716,083
Avery Dennison Corp.
3,708 763,663
Ball Corp.
15,256 948,313
CF Industries Holdings, Inc.
8,416 754,579
Corteva, Inc.
32,196 2,003,879
Dow, Inc.
34,154 1,509,948
Ecolab, Inc.
11,916 2,964,343

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
FMC Corp.
5,776 341,304
Freeport-McMoRan, Inc.
67,252 2,972,538
International Flavors &
Fragrances, Inc.
11,706 1,069,460
Linde PLC
22,502 10,373,197
LyondellBasell Industries NV,
Class A
12,132 1,011,081
Mosaic Co.
14,193 375,547
Newmont Corp.
52,961 2,221,184
PPG Industries, Inc.
10,918 1,357,872
Sherwin-Williams Co.
10,798 4,291,125
Smurfit WestRock PLC
22,909 1,260,453
(Cost $36,949,595)
39,015,648
Real Estate — 2.4%
Alexandria Real Estate Equities,
Inc. REIT
7,148 787,924
American Tower Corp. REIT
21,695 4,534,255
AvalonBay Communities, Inc.
REIT
6,715 1,580,375
BXP, Inc. REIT
6,668 546,709
CBRE Group, Inc., Class A *
14,010 1,961,260
CoStar Group, Inc. *
18,910 1,538,139
Digital Realty Trust, Inc. REIT
14,281 2,794,649
Equinix, Inc. REIT
4,405 4,323,419
Equity Residential REIT
16,592 1,271,943
Extra Space Storage, Inc. REIT
9,859 1,685,495
Federal Realty Investment Trust
REIT
3,596 419,473
Healthpeak Properties, Inc. REIT
32,404 712,564
Host Hotels & Resorts, Inc. REIT
32,545 599,479
Iron Mountain, Inc. REIT
13,774 1,703,431
Kimco Realty Corp. REIT
30,749 786,252
Prologis, Inc. REIT
43,053 5,027,729
Number
of Shares Value $
Public Storage REIT
7,475 2,601,674
Regency Centers Corp. REIT
7,256 548,481
SBA Communications Corp.
REIT
5,335 1,207,044
UDR, Inc. REIT
15,379 705,281
Ventas, Inc. REIT
19,220 1,231,425
Welltower, Inc. REIT
26,947 3,723,537
Weyerhaeuser Co. REIT
33,787 1,089,969
(Cost $37,301,419)
41,380,507
Utilities — 1.3%
American Water Works Co., Inc.
9,330 1,277,650
Consolidated Edison, Inc.
15,943 1,603,706
Edison International
17,960 1,575,990
Entergy Corp.
9,909 1,547,489
Eversource Energy
16,737 1,079,369
Exelon Corp.
47,346 1,873,008
NextEra Energy, Inc.
95,543 7,516,368
Public Service Enterprise Group,
Inc.
23,245 2,192,003
Sempra
29,612 2,773,756
(Cost $19,512,352)
21,439,339
TOTAL COMMON STOCKS
(Cost $1,351,498,730)
1,689,829,089
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.59% (a)
(Cost $3,975,934)
3,975,934 3,975,934
TOTAL INVESTMENTS — 99.9%
(Cost $1,355,474,664)
1,693,805,023
Other assets and liabilities,
net — 0.1%
1,921,074
NET ASSETS — 100.0%
1,695,726,097

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (a)(b)
181,933 — (181,933) (c) — — 59 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.59% (a)
2,883,809 5,432,460 (4,340,335) — — 36,077 — 3,975,934 3,975,934
3,065,742 5,432,460 (4,522,268) — — 36,136 — 3,975,934 3,975,934
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
E-Mini S&P 500 ESG Futures
USD 21 5,407,600 5,610,990 12/20/2024 203,390
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPE-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,689,829,089 $ — $ — $ 1,689,829,089
Short-Term Investments (a)
3,975,934 — — 3,975,934
Derivatives (b)
Futures Contracts
203,390 — — 203,390
TOTAL
$ 1,694,008,413 $ — $ — $ 1,694,008,413
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.